Risk management - Most important interest rate and credit spread sensitivities at year-end (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
USA [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL	€ 75,000	€ 189,000
Germany [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL	483,000	558,000
Netherlands [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL	307,000	468,000
Belgium [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL	393,000	559,000
Interest Rate [(BPV) [member] | Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL	(501)	(787)
Interest Rate [(BPV) [member] | US Dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL	185	(319)
Interest Rate [(BPV) [member] | Russian Rouble [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL		(86)
Interest Rate [(BPV) [member] | Great-Britain Pound [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL	(75)	(120)
Interest Rate [(BPV) [member] | Australia, Dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL		(64)
Interest Rate [(BPV) [member] | New Taiwan Dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL	73
Interest Rate [(BPV) [member] | Japan, Yen [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL	(57)
Credit spread (CS01) [member] | USA [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL	171	118
Credit spread (CS01) [member] | Germany [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL	408	134
Credit spread (CS01) [member] | France [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL	112
Credit spread (CS01) [member] | Netherlands [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL	535	50
Credit spread (CS01) [member] | Republic of Korea [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL		(129)
Credit spread (CS01) [member] | Belgium [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL		115
Credit spread (CS01) [member] | China [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL	110
Credit spread (CS01) [member] | Corporate Segment [Member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL	424	462
Credit spread (CS01) [member] | Corporate Segment [Member] | 1 (AAA) [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL		4
Credit spread (CS01) [member] | Corporate Segment [Member] | 2-4 (AA) [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL	(7)	2
Credit spread (CS01) [member] | Corporate Segment [Member] | 5-7 (A) [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL	141	80
Credit spread (CS01) [member] | Corporate Segment [Member] | 8-10 (BBB) [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL	204	301
Credit spread (CS01) [member] | Corporate Segment [Member] | 11-13 (BB) [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL	40	55
Credit spread (CS01) [member] | Corporate Segment [Member] | 14-16 (B) [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL	52	18
Credit spread (CS01) [member] | Corporate Segment [Member] | 17-22 (CCC and NPL) [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL	(6)	2
Credit spread (CS01) [member] | Corporate Segment [Member] | Not rated [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL		1
Credit spread (CS01) [member] | Financial institutions [Member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL	584	(158)
Credit spread (CS01) [member] | Financial institutions [Member] | 1 (AAA) [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL	(5)	(4)
Credit spread (CS01) [member] | Financial institutions [Member] | 2-4 (AA) [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL	18	(120)
Credit spread (CS01) [member] | Financial institutions [Member] | 5-7 (A) [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL	578	(14)
Credit spread (CS01) [member] | Financial institutions [Member] | 8-10 (BBB) [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL	12	(14)
Credit spread (CS01) [member] | Financial institutions [Member] | 11-13 (BB) [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL	(1)
Credit spread (CS01) [member] | Financial institutions [Member] | 14-16 (B) [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL	(6)	€ (6)
Credit spread (CS01) [member] | Financial institutions [Member] | 17-22 (CCC and NPL) [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL	€ (12)